Allowance for Loan Losses - Summary of Troubled Debt Restructurings (Detail) $ in Thousands		3 Months Ended	9 Months Ended				12 Months Ended
		Sep. 30, 2015 USD ($) Loan [2]	Sep. 30, 2016 USD ($) Loan	[1],[2]	Sep. 30, 2015 USD ($) Loan		Dec. 31, 2015 USD ($) Loan		Dec. 31, 2014 USD ($) Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Subsequently defaulted number of loans | Loan									3
Construction, Land and Land Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | Loan	[1]								2
Pre-Modification Outstanding Recorded Investment	[1]								$ 282
Post-Modification Outstanding Recorded Investment	[1]								$ 277
Residential Revolving and Junior Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | Loan	[1]								1
Pre-Modification Outstanding Recorded Investment	[1]								$ 50
Post-Modification Outstanding Recorded Investment	[1]								$ 50
Subsequently defaulted number of loans | Loan									1
Subsequently defaulted recorded investment									$ 75
Commercial Mortgages (Owner Occupied)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | Loan					1	[1]	1
Pre-Modification Outstanding Recorded Investment					$ 105	[1]	$ 105
Post-Modification Outstanding Recorded Investment					$ 124	[1]	$ 124
Subsequently defaulted number of loans | Loan					1		1		2
Subsequently defaulted recorded investment					$ 124		$ 124		$ 255
Residential First Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of Loans | Loan		1	1		1	[1],[2]	2	[1]
Pre-Modification Outstanding Recorded Investment		$ 213	$ 244		$ 213	[1],[2]	$ 988	[1]
Post-Modification Outstanding Recorded Investment		$ 211	$ 244		$ 211	[1],[2]	$ 986	[1]

[1]	Modification was a capitalization of interest.
[2]	Modification was an extension of loan terms.